Financial instruments - additional disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of financial assets
Financial assets

($ millions)	2021	2020
Long-term financial investments measured at FVOCI	46	28
Long-term financial investments measured at FVPL	6	12
Long-term receivables from customers	110	117
Non-current minimum lease payments from finance lease agreements	35	39
Long-term loans, advances and security deposits	20	22
Total financial assets	217	218
The below table provides detail related to financial instruments as of December 31, 2021 and December 31, 2020.

($ millions)	Note	2021	2020
Cash and cash equivalents
Cash in current accounts		246	262
Cash held in time deposits and money market funds		1,329	1,295
Total cash and cash equivalents		1,575	1,557
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	12	46	28
Total financial assets - measured at FVOCI		46	28
Financial assets - measured at amortized costs(1)
Trade receivables	14	1,496	1,361
Income tax receivables		9	21
Other current assets (excluding prepaid expenses and other current assets measured at FVPL)	15	309	296
Long-term receivables from customers	12	110	117
Non-current minimum lease payments from finance lease agreements	12	35	39
Long-term loans, advances and security deposits	12	20	22
Total financial assets - measured at amortized costs		1,979	1,856
Financial assets - measured at fair value through profit and loss ("FVPL")
Equity securities of public companies	15	3	—
Deferred compensation assets	12	155	137
Current portion of long-term financial investments	15	—	12
Derivative financial instruments	15	3	3
Long-term financial investments	12	6	12
Total financial assets - measured at FVPL		167	164
Total financial assets		3,767	3,605
Financial liabilities - measured at amortized cost or cost(1)
Current financial liabilities
Financial debts	17	107	162
Lease liabilities	16	67	70
Trade payables		903	876
Total current financial liabilities - measured at amortized cost or cost		1,077	1,108
Non-current financial liabilities
Financial debts	17	3,966	3,949
Lease liabilities	16	339	315
Total non-current financial liabilities - measured at amortized cost or cost		4,305	4,264
Total financial liabilities - measured at amortized cost or cost		5,382	5,372
Financial liabilities - measured at FVPL
Contingent consideration liabilities	19/20	112	157
Derivative financial instruments	17	7	7
Total financial liabilities - measured at FVPL		119	164
Total financial liabilities		5,501	5,536
Net financial assets and financial liabilities		(1,734)	(1,931)
(1)The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2029, 2030 and 2049 notes recorded in Non-current financial debts with a fair value of $2,891 million and carrying value of $2,728 million as of December 31, 2021 and a fair value of $3,036 million and carrying value of $2,726 million as of December 31, 2020. The fair value of notes was determined using Level 2 inputs. The notes were valued using a quoted market price for such notes, which have low trading volumes.

Disclosure of financial liabilities
The below table provides detail related to financial instruments as of December 31, 2021 and December 31, 2020.

($ millions)	Note	2021	2020
Cash and cash equivalents
Cash in current accounts		246	262
Cash held in time deposits and money market funds		1,329	1,295
Total cash and cash equivalents		1,575	1,557
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	12	46	28
Total financial assets - measured at FVOCI		46	28
Financial assets - measured at amortized costs(1)
Trade receivables	14	1,496	1,361
Income tax receivables		9	21
Other current assets (excluding prepaid expenses and other current assets measured at FVPL)	15	309	296
Long-term receivables from customers	12	110	117
Non-current minimum lease payments from finance lease agreements	12	35	39
Long-term loans, advances and security deposits	12	20	22
Total financial assets - measured at amortized costs		1,979	1,856
Financial assets - measured at fair value through profit and loss ("FVPL")
Equity securities of public companies	15	3	—
Deferred compensation assets	12	155	137
Current portion of long-term financial investments	15	—	12
Derivative financial instruments	15	3	3
Long-term financial investments	12	6	12
Total financial assets - measured at FVPL		167	164
Total financial assets		3,767	3,605
Financial liabilities - measured at amortized cost or cost(1)
Current financial liabilities
Financial debts	17	107	162
Lease liabilities	16	67	70
Trade payables		903	876
Total current financial liabilities - measured at amortized cost or cost		1,077	1,108
Non-current financial liabilities
Financial debts	17	3,966	3,949
Lease liabilities	16	339	315
Total non-current financial liabilities - measured at amortized cost or cost		4,305	4,264
Total financial liabilities - measured at amortized cost or cost		5,382	5,372
Financial liabilities - measured at FVPL
Contingent consideration liabilities	19/20	112	157
Derivative financial instruments	17	7	7
Total financial liabilities - measured at FVPL		119	164
Total financial liabilities		5,501	5,536
Net financial assets and financial liabilities		(1,734)	(1,931)
(1)The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2029, 2030 and 2049 notes recorded in Non-current financial debts with a fair value of $2,891 million and carrying value of $2,728 million as of December 31, 2021 and a fair value of $3,036 million and carrying value of $2,726 million as of December 31, 2020. The fair value of notes was determined using Level 2 inputs. The notes were valued using a quoted market price for such notes, which have low trading volumes.

Disclosure of fair value measurement of assets
The following tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of December 31, 2021 and December 31, 2020.

	December 31, 2021
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	46	—	46
Long-term financial investments measured at FVPL	—	—	6	—	6
Long-term receivables from customers	—	—	—	110	110
Deferred compensation assets(1)	155	—	—	—	155
Non-current minimum lease payments from finance lease agreements	—	—	—	35	35
Long-term loans, advances and security deposits	—	—	—	20	20
Non-current financial assets	155	—	52	165	372
Current financial assets
Money market funds	624	—	—	—	624
Equity securities of public companies(2)	3	—	—	—	3
Current portion of long-term receivables from customers(2)	—	—	—	97	97
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	28	28
Other receivables, security deposits and current assets(2)	—	—	—	79	79
VAT receivables(2)	—	—	—	105	105
Derivative financial instruments(2)	—	3	—	—	3
Current financial assets	627	3	—	309	939
Financial assets at fair value and amortized cost or cost	782	3	52	474	1,311
Financial liabilities
Contingent consideration liabilities	—	—	(112)	—	(112)
Non-current financial debt	—	—	—	(3,966)	(3,966)
Current financial debt	—	—	—	(107)	(107)
Derivative financial instruments	—	(7)	—	—	(7)
Financial liabilities at fair value and amortized cost	—	(7)	(112)	(4,073)	(4,192)

(1)Recorded in Other non-current assets.
(2)Recorded in Other current assets.

	December 31, 2020
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	28	—	28
Long-term financial investments measured at FVPL	—	—	12	—	12
Long-term receivables from customers	—	—	—	117	117
Deferred compensation assets(1)	137	—	—	—	137
Non-current minimum lease payments from finance lease agreements	—	—	—	39	39
Long-term loans, advances and security deposits	—	—	—	22	22
Non-current financial assets	137	—	40	178	355
Current financial assets
Money market funds	625	—	—	—	625
Current portion of long-term financial investments measured at FVPL(2)	—	—	12	—	12
Current portion of long-term receivables from customers(2)	—	—	—	107	107
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	29	29
Other receivables, security deposits and current assets(2)	—	—	—	88	88
VAT receivables(2)	—	—	—	72	72
Derivative financial instruments(2)	—	3	—	—	3
Current financial assets	625	3	12	296	936
Financial assets at fair value and amortized cost or cost	762	3	52	474	1,291
Financial liabilities
Contingent consideration liabilities	—	—	(157)	—	(157)
Non-current financial debt	—	—	—	(3,949)	(3,949)
Current financial debt	—	—	—	(162)	(162)
Derivative financial instruments	—	(7)	—	—	(7)
Financial liabilities at fair value and amortized cost	—	(7)	(157)	(4,111)	(4,275)
(1)Recorded in Other non-current assets.
(2)Recorded in Other current assets

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2021	2020	2021	2020
Balance as of January 1	28	31	24	61
Additions	18	7	—	2
(Losses) recognized in Consolidated Statement of Comprehensive Income/(Loss)	—	(10)	—	—
Unrealized (losses) in Consolidated Income Statement	—	—	(3)	(5)
Amortization	—	—	(12)	(34)
Settlement	—	—	(3)	—
Balance as of December 31	46	28	6	24

Disclosure of fair value measurement of liabilities
The following tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of December 31, 2021 and December 31, 2020.

	December 31, 2021
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	46	—	46
Long-term financial investments measured at FVPL	—	—	6	—	6
Long-term receivables from customers	—	—	—	110	110
Deferred compensation assets(1)	155	—	—	—	155
Non-current minimum lease payments from finance lease agreements	—	—	—	35	35
Long-term loans, advances and security deposits	—	—	—	20	20
Non-current financial assets	155	—	52	165	372
Current financial assets
Money market funds	624	—	—	—	624
Equity securities of public companies(2)	3	—	—	—	3
Current portion of long-term receivables from customers(2)	—	—	—	97	97
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	28	28
Other receivables, security deposits and current assets(2)	—	—	—	79	79
VAT receivables(2)	—	—	—	105	105
Derivative financial instruments(2)	—	3	—	—	3
Current financial assets	627	3	—	309	939
Financial assets at fair value and amortized cost or cost	782	3	52	474	1,311
Financial liabilities
Contingent consideration liabilities	—	—	(112)	—	(112)
Non-current financial debt	—	—	—	(3,966)	(3,966)
Current financial debt	—	—	—	(107)	(107)
Derivative financial instruments	—	(7)	—	—	(7)
Financial liabilities at fair value and amortized cost	—	(7)	(112)	(4,073)	(4,192)

(1)Recorded in Other non-current assets.
(2)Recorded in Other current assets.

	December 31, 2020
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	28	—	28
Long-term financial investments measured at FVPL	—	—	12	—	12
Long-term receivables from customers	—	—	—	117	117
Deferred compensation assets(1)	137	—	—	—	137
Non-current minimum lease payments from finance lease agreements	—	—	—	39	39
Long-term loans, advances and security deposits	—	—	—	22	22
Non-current financial assets	137	—	40	178	355
Current financial assets
Money market funds	625	—	—	—	625
Current portion of long-term financial investments measured at FVPL(2)	—	—	12	—	12
Current portion of long-term receivables from customers(2)	—	—	—	107	107
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	29	29
Other receivables, security deposits and current assets(2)	—	—	—	88	88
VAT receivables(2)	—	—	—	72	72
Derivative financial instruments(2)	—	3	—	—	3
Current financial assets	625	3	12	296	936
Financial assets at fair value and amortized cost or cost	762	3	52	474	1,291
Financial liabilities
Contingent consideration liabilities	—	—	(157)	—	(157)
Non-current financial debt	—	—	—	(3,949)	(3,949)
Current financial debt	—	—	—	(162)	(162)
Derivative financial instruments	—	(7)	—	—	(7)
Financial liabilities at fair value and amortized cost	—	(7)	(157)	(4,111)	(4,275)
(1)Recorded in Other non-current assets.
(2)Recorded in Other current assets

	Contingent consideration liabilities
($ millions)	2021	2020
Balance as of January 1	(157)	(243)
Accretion for passage of time	(12)	(17)
Adjustments for changes in assumptions	42	63
Payments	15	40
Balance as of December 31	(112)	(157)